STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss and comprehensive loss for the year		$ (34,405,463)	$ (643,227)	$ (1,061,028)
Items not affecting cash
Depreciation		11,604	16,673	10,586
Option based payments		4,138,604	221,193	545,662
Valuation Allowance for Impairment of Recognized Servicing Assets, Deductions for Aggregate Write-Downs		29,836,916	0	0
Changes in non-cash working capital items
(Increase)/decrease in receivables		(1,105)	540	(641)
(Increase)/decrease in prepaids and deposits		70,554	756	(10,646)
Increase/(decrease) in accounts payable and accrued liabilities		13,037	2,663	(1,724)
Increase/(decrease) in amounts owing to related parties		490	(5,220)	16,507
Net cash used in operating activities		(335,363)	(406,622)	(501,284)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of Share Capital		150,000	0	1,895,565
Net cash provided by financing activities		150,000	0	1,895,565
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests and Exploration and evaluation costs (net of recovery) (Note 11)	[1]	(123,546)	0	(10,540)
Disposal of equipment, vehicles or furniture		0	0	2,309
Purchase of equipment, vehicles or furniture		0	0	(62,633)
Net cash used in investing activities		(123,546)	0	(70,864)
Net increase (decrease) in cash and cash equivalents		(308,909)	(406,622)	1,323,417
Cash and cash equivalents at beginning of period		1,481,302	1,887,924	564,507
Cash and cash equivalents at end of period		$ 1,172,393	$ 1,481,302	$ 1,887,924

[1]	Note 11